Average Annual Total Returns - FidelityAssetManagerFunds-AMCIZComboPRO - FidelityAssetManagerFunds-AMCIZComboPRO - Fidelity Asset Manager 60%	Nov. 29, 2024
Fidelity Advisor Asset Manager 60% - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	7.81%
Past 5 years	6.91%
Past 10 years	5.32%
Fidelity Advisor Asset Manager 60% - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	7.29%
Past 5 years	6.14%
Past 10 years	4.41%
Fidelity Advisor Asset Manager 60% - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	4.82%
Past 5 years	5.26%
Past 10 years	3.96%
Fidelity Advisor Asset Manager 60% - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	12.51%
Past 5 years	7.37%
Past 10 years	5.31%
Fidelity Advisor Asset Manager 60% - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	10.20%
Past 5 years	7.16%
Past 10 years	5.30%
Fidelity Advisor Asset Manager 60% - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	14.74%
Past 5 years	8.48%
Past 10 years	6.23%
Fidelity Advisor Asset Manager 60% - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	14.82%
Past 5 years	8.61%
Since Inception	6.16%	[1]
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0595
Average Annual Return:
Past 1 year	15.22%
Past 5 years	8.26%
Past 10 years	6.42%

[1]	A From October 2, 2018 .